SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.  [ ]  (File No.: 333-128982)

[X] Post-Effective Amendment No. [1]

(Check Appropriate Box or Boxes)

                            AXP Partners Series, Inc.
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               (Exact Name of Registrant as Specified in Charter)

                                 (612) 330-9283
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                        (Area Code and Telephone Number)

       901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268
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 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                  Leslie L. Ogg - 901 Marquette Avenue South,
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                     (Name and Address of Agent For Service)

        Suite 2810,                     Minneapolis       MN          55402-3268
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     (Number and Street)                 (City)         (State)       (Zip Code)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[x] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for previously filed Post-Effective Amendment.

PART C. OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Part A is incorporated by reference to Registrant's Pre-Effective Amendment
No. 1 to Registration Statement No. 333-128982 filed electronically on or about Dec. 5, 2005.

Part B is incorporated by reference to Registrant's Pre-Effective Amendment
No. 1 to Registration Statement No. 333-128982 filed electronically on or about Dec. 5, 2005.

Item 16. Exhibits

(1)(a) Articles of Incorporation filed electronically as Exhibit (a) on March 29, 2001 to Registration Statement is incorporated by reference.

(1)(b) Articles of Amendment to the Articles of Incorporation dated November 14, 2002, filed electronically as Exhibit (a)(2) to Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(2) By-laws filed electronically as Exhibit (b) on March 29, 2001 to Registration Statement is incorporated by reference.

(3)      Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A to Part A of this Registration Statement.

(5)      Not applicable.

(6)(a) Investment Management Services Agreement, between Registrant on behalf of AXP Partners Fundamental Value Fund, AXP Partners Select Value Fund, AXP Partners Small Cap Core Fund, AXP Partners Small Cap Value Fund and AXP Partners Value Fund and American Express Financial Corporation dated Dec. 1, 2002, filed electronically as Exhibit (d)(1) to Post-Effective Amendment No. 6 to Registration Statement No. 333-57852, filed on or about March 5, 2003, is incorporated by reference.

(6)(b) Investment Management Services Agreement between Registrant on behalf of AXP Partners Aggressive Growth Fund and AXP Partners Growth Fund and American Express Financial Corporation dated Jan. 9, 2003 filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(6)(c) Subadvisory Agreement between American Express Financial Corporation and Lord Abbett & Co. dated June 7, 2001, filed electronically as Exhibit (d)(5) on June 13, 2001 to Pre-Effective Amendment No. 2 is incorporated by reference.

(6)(d) Amendment to Subadvisory Agreement between American Express Financial Corporation and Lord, Abbett & Co., dated December 12, 2003, filed electronically as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(6)(e) Subadvisory Agreement between American Express Financial Corporation and Wellington Management Company, LLP, dated February 28, 2002, filed electronically as Exhibit (d)(9) on Feb. 28, 2002 to Post-Effective Amendment No. 3 is incorporated by reference.

(6)(f) Subadvisory Agreement between American Express Financial Corporation and American Century Investment Management, Inc., dated April 7, 2003, filed electronically as Exhibit (d)(11) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(6)(g) Amendment to Subadvisory Agreement between American Express Financial Corporation and American Century Investment Management, Inc., dated December 12, 2003, filed electronically as Exhibit (d)(15) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(6)(h) Investment Management Services Transfer Agreement, dated Sept. 29, 2005, between Ameriprise Financial, Inc. (fka American Express Financial Corporation) and RiverSource Investments, LLC.(1)

(7)(a) Distribution Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc.(2)

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Trust Company.(3)

(9)(b) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(9)(c) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(d) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(e) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(f) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(10)(a) Plan and Agreement of Distribution (for Class A and Class B Shares), dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc.(8)

(10)(b) Plan and Agreement of Distribution (for Class C Shares), dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc.(9)

(10)(c) Amended 18f-3 Plan, dated as of May 26, 2004, filed electronically on or about July 29, 2004 as Exhibit (n) to AXP Discovery Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(11) Opinion and consent of counsel as to the legality of the securities being registered filed electronically on or about Oct. 13, 2005 as Exhibit (11) to Registration Statement No. 333-128982 is incorporated by reference.

(12)(a) Tax opinion for Reorganization of RiverSource Discovery Fund and RiverSource Small Cap Equity Fund is filed electronically herewith as Exhibit (12)(a).

(12)(b) Tax opinion for Reorganization of RiverSource Strategy Aggressive Fund and RiverSource Aggressive Growth Fund is filed electronically herewith as Exhibit (12)(b).

(13)(a) Administrative Services Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial, Inc. (4)

(13)(b) Class Y Shareholder Service Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc. (5)

(13)(c) Transfer Agency Agreement, dated Oct. 1, 2005, between Registrant and RiverSource Service Corporation. (6)

(13)(d) License Agreement, dated Oct. 1, 2005, between Ameriprise Financial Inc. and the RiverSource funds.(7)

(13)(e) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(f) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(13)(g) Master Fee Waiver Agreement, dated Dec. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC, Ameriprise Financial Services, Inc. and RiverSource Funds filed electronically on or about Dec. 5, 2005 as Exhibit (13)(g) to AXP Tax-Exempt Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-128983 is incorporated by reference.

(14)(a) Consent of Independent Registered Public Accounting Firm as to RiverSource Discovery Fund and RiverSource Small Cap Equity Fund filed electronically on or about Dec. 5, 2005 as Exhibit (14)(a) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-128982 is incorporated by reference.

(14)(b) Consent of Independent Registered Public Accounting Firm as to RiverSource Strategy Aggressive Fund and RiverSource Aggressive Growth Fund filed electronically on or about Dec. 5, 2005 as Exhibit (14)(b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-128982 is incorporated by reference.

(15)     Financial Statements: Not applicable.

(16) Directors'/Trustees' Power of Attorney to sign this Registration Statement and its amendments, dated Jan. 11, 2006, is filed electronically herewith as Exhibit (16).

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc.'s Post-Effective Amendment No. 42 to Registration Statement No. 2-93745 is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated Oct. 26, 2005, filed electronically on or about Nov. 22, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 100 to Registration Statement No. 2-13188 is incorporated by reference.

(17)(c) Code of Ethics adopted under Rule 17j-1 by AXP Partners Value Fund and AXP Partners Small Cap Core Fund and Lord Abbett dated as of November 2003, filed electronically as Exhibit (p)(5) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(17)(d) Code of Ethics adopted under Rule 17j-1 by AXP Partners Small Cap Core Fund and AXP Partners Growth Fund and Wellington Management
         Company, LLP, revised as of Jan. 1, 2005 filed electronically on or about May 26, 2005 as Exhibit (p)(7) to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-57852 is incorporated by reference.

(17)(e) Code of Ethics adopted under Rule 17j-1 by AXP Partners Aggressive Growth Fund and AXP Partners Small Cap Core Fund and American Century Investment Management, Inc. filed electronically as Exhibit (p)(11) to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-57852, filed on or about March 5, 2003, is incorporated by reference.

(17)(f) Prospectus, dated July 29, 2005, amended as of Oct. 3, 2005, for RiverSource Aggressive Growth Fund filed electronically on or about Oct. 13, 2005 as Exhibit (17)(f) to Registration Statement No. 333-128982 is incorporated by reference.

(17)(g) Prospectus, dated July 29, 2005, amended as of Oct. 3, 2005, for RiverSource Small Cap Equity Fund filed electronically on or about Oct. 13, 2005 as Exhibit (17)(g) to Registration Statement No. 333-128982 is incorporated by reference.

(17)(h) Statement of Additional Information, dated Nov. 29, 2005, for RiverSource Aggressive Growth Fund, RiverSource Small Cap Equity Fund, RiverSource Discovery Fund and RiverSource Strategy Aggressive Fund filed electronically on or about Dec. 5, 2005 as Exhibit (17)(h) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-128982 is incorporated by reference.

(17)(i) Annual Report for the period ended May 31, 2005 for RiverSource Aggressive Growth Fund filed electronically on or about Dec. 5, 2005 as Exhibit (17)(i) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-128982 is incorporated by reference.

(17)(j) Annual Report for the period ended May 31, 2005 for RiverSource Small Cap Equity Fund filed electronically on or about Dec. 5, 2005 as Exhibit (17)(j) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-128982 is incorporated by reference.

(17)(k) Prospectus, dated Oct. 3, for RiverSource Discovery Fund filed electronically on or about Oct. 13, 2005 as Exhibit (17)(k) to Registration Statement No. 333-128982 is incorporated by reference.

(17)(l) Prospectus, dated May 27, 2005, amended as of Nov. 11, 2005, for RiverSource Strategy Aggressive Fund filed electronically on or about Dec. 5, 2005 as Exhibit (17)(l) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-128982 is incorporated by reference.

(17)(m) Annual Report for the period ended March 30, 2005 for RiverSource Strategy Aggressive Fund filed electronically on or about Dec. 5, 2005 as Exhibit (17)(m) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-128982 is incorporated by reference.

(17)(n) Annual Report for the period ended July 31, 2005 for RiverSource Discovery Fund filed electronically on or about Dec. 5, 2005 as Exhibit
         (17)(n) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-128982 is incorporated by reference.

--------------------

(1) Incorporated by reference to Exhibit (d)(3) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(2) Incorporated by reference to Exhibit (e) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(3) Incorporated by reference to Exhibit (g)(1) of AXP Variable Portfolio - Investment Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 2-73115 filed on or about Oct. 27, 2005.

(4) Incorporated by reference to Exhibit (h)(1) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(5) Incorporated by reference to Exhibit (h)(4) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(6) Incorporated by reference to Exhibit (h)(6) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(7) Incorporated by reference to Exhibit (h)(7) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(8) Incorporated by reference to Exhibit (m)(1) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

(9) Incorporated by reference to Exhibit (m)(2) of AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 filed on or about Oct. 27, 2005.

Item 17. Undertakings.

         None.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant, AXP Partners Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned duly authorized in the city of Minneapolis, and State of Minnesota on the 22nd day of March, 2006.


AXP PARTNERS SERIES, INC.



By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of March, 2006.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
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     Arne H. Carlson

/s/  Kathleen A. Blatz*                              Director
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     Kathleen A. Blatz

/s/  Patricia M. Flynn*                              Director
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     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
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     Anne P. Jones

/s/  Jeffrey Laikind*                                Director
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     Jeffrey Laikind

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
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     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
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     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
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     William F. Truscott


* Signed pursuant to Directors' Power of Attorney dated Jan. 11, 2006, filed electronically herewith as Exhibit (16), by:



/s/  Leslie L. Ogg
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     Leslie L. Ogg